SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity [Abstract]
SHAREHOLDERS’ EQUITY

SHAREHOLDERS’ EQUITY

From October 1, 2011 through December 31, 2011, the Company issued 45,500,000 shares of Common stock to repay $16,750 in debt.

From October 1, 2011 through December 31, 2011, the Company issued 5,000,000 shares of Common stock for $20,000 in cash.

From January 1, 2012 through March 31, 2012, the Company issued 64,157,197 shares of Common stock to repay $75,000 in debt.

From January 1, 2012 through March 31, 2012, the Company issued 5,250,000 shares of Common stock for $52,500 in cash.

From January 1, 2012 through March 31, 2012, the Company issued 2,500,000 shares of Common stock for $15,000 in consulting services.

On April 10, 2012, the Company issued 4,615,385 shares of Common stock to Asher Enterprises, Inc. to retire $12,000 in debt.

On April 16, 2012, the Company issued 4,285,714 shares of Common stock to Asher Enterprises, Inc. to retire $12,000 in debt.

On April 18, 2012, the Company issued 5,357,143 shares of Common stock to Asher Enterprises, Inc. to retire $15,000 in debt and accrued interest.

On April 19, 2012, the Company issued 480,759 shares of Common stock to Terry and Pam Morrow in exchange for 4,000 shares of Preferred stock (valued at $4,000).

On April 19, 2012, the Company issued 2,403,846 shares of Common stock to Greg and Melissa Morrow in exchange for 20,000 shares of Preferred stock (valued at $20,000).

On April 19, 2012, the Company issued 240,385 shares of Common stock to Joyce Morrow in exchange for 2,000 shares of Preferred stock (valued at $2,000).

On April 19, 2012, the Company issued 961,538 shares of Common stock to Rafa Parra in exchange for 8,000 shares of Preferred stock (valued at $8,000).

On April 19, 2012, the Company issued 675,676 shares of Common stock to Andrew Dempsey in exchange for 4,000 shares of Preferred stock (valued at $4,000).

On April 19, 2012, the Company issued 3,378,378 shares of Common stock to Muris Bisic in exchange for 20,000 shares of Preferred stock (valued at $20,000).

On April 19, 2012, the Company issued 238,095 shares of Common stock to John and Vickie Cooper in exchange for 2,000 shares of Preferred stock valued at $2,000.

On April 19, 2012, the Company issued 675,676 shares of Common stock to Carl Bolstad in exchange for 4,000 shares of Preferred stock (valued at $4,000).

On April 19, 2012, the Company issued 625,000 shares of Common stock to Sean Sleight in exchange for 4,000 shares of Preferred stock (valued at $4,000).

On April 23, 2012, the Company issued 14,000,000 shares of Common stock to Blulife, Inc. to retire $7,000 in debt.

On April 30, 2012, the Company issued 7,000,000 shares of Common stock to Blulife, Inc. to retire $3,500 in debt.

On May 1, 2012, the Company issued 5,555,556 shares of Common stock to TCA Global Credit Master Fund as incentive shares valued at $25,000 as part of a Securities Purchase Agreement.

On May 1, 2012, the Company issued 11,516,104 shares of Common stock to TCA Global Credit Master Fund in escrow as part of our financing agreement with TCA Global.

On May 1, 2012, the Company issued 3,571,429 shares of Common stock to Auctus Private Equity Management as professional fees valued at $12,500 as part of a Securities Purchase Agreement.

On June 5, 2012, the Company issued 23,000,000 shares of Common stock to Blulife, Inc. to retire $11,500 in debt.

STOCKHOLDERS’ DEFICIT

In December 2008, the Company completed its spin-off by distributing 1,167,170 common stock shares to stockholders of CSBI. The remaining 4,832,830 common stock shares previously owned by CSBI were returned and cancelled.

On April 12, 2010, the Company issued 115,572,170 post-split shares of Common stock for $30,000 in cash and a note receivable to the Company’s subsidiary, IAI, in the amount of $170,000.  The transaction resulted in a change of control of the Company and was identified in the 8-K filed on April 16, 2010.

On May 7, 2010, the Company issued 20,000,000 post-split shares of Common stock for $20,000 in consulting services.

On May 7, 2010, the Company issued 30,000,000 post-split shares of Common stock and 250,000 shares of Preferred stock as part of an acquisition agreement for Focus Systems, Inc. from Propalms, Inc. The transaction was recorded on the Company’s books at $310,000. The transaction was reported in the Company’s 8-K filed April 21, 2010.

On May 7, 2010, and in conjunction with the Focus acquisition agreement, the Company issued 500,000 shares of Preferred stock for an investment receivable in the amount of $250,000.

On May 14, 2010, the Company completed a 10:1 forward split of its Common stock.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $30,000 in consulting services.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $20,000 in consulting services.

At September 30, 2010, the Company recorded the impairment of the unexercised investment receivable from the Preferred stock issued May 7, 2010.  464,352 shares of Preferred stock were returned to the Company.

In October 2010 the Company issued 9,500,000 shares of Common stock to repay $5,000 in debt.

In December 2010 the Company issued 400,000 shares of Preferred stock for the purchase of 50% interests in AquaLiv, Inc.

In December 2010 the Company issued 3,750,000 shares of Common stock in exchange for 24,000 shares of Preferred stock valued at $24,000.

In January 2011, the Company issued 90,000 shares of Preferred stock for $45,000 in cash.

In January 2011, the Company issued 100,000 shares of Preferred stock for $50,000 in cash.

In April 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 3,947,368 shares of Common stock to repay $15,000 in debt.

In June 2011 the Company issued 2,380,952 shares of Common stock to repay $10,000 in debt.

In July 2011 the Company issued 3,200,000 shares of Common stock to repay $8,000 in debt.

In July 2011 the Company issued 11,500,000 shares of Common stock to repay $5,750 in debt.

In July 2011 the Company issued 4,095,238 shares of Common stock to repay $8,600 in debt.

In August 2011 the Company issued 12,000,000 shares of Common stock to repay $6,000 in debt.

In September 2011 the Company issued 6,500,000 shares of Common stock to repay $3,250 in debt.

In September 2011 the Company issued 7,500,000 shares of Common stock to repay $3,750 in debt.

In September 2011 the Company issued 10,000 shares of Preferred stock for $5,000 in management fees.

In September 2011 the Company issued 50,000 shares of Preferred stock for $25,000 in cash.

In September 2011 the Company’s subsidiary received $5,414 in cash in exchange for previously issued Preferred stock related to the AquaLiv, Inc. acquisition.